UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from June 1, 2007 to June 30, 2007
                          -----------------------------

             Commission File Number of issuing entity: 333-131196-09

                            HOME LOAN TRUST 2007-HI1
                            ------------------------
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131196

                RESIDENTIAL FUNDING MORTGAGE SECURITIES II, INC.
                ------------------------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 Delaware                                         None
----------------------------------------                  ----------------------
(State or other jurisdiction of incorporation or            (I.R.S. Employer
    organization of the issuing entity)                     Identification No.)

c/o Residential Funding Company, LLC, as Master Servicer
     8400 Normandale Lake Boulevard

              Minneapolis, Minnesota                               55437
       ----------------------------------------                -------------
      (Address of principal executive offices of                  (Zip Code)
                    issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)



Title of Class                     Registered/reported pursuant to (check one)
                                                                            Name of exchange
                            Section 12(b)  Section 12(g)    Section 15(d)  (If Section 12(b))
Home Loan-Backed Notes,
Series 2007-HI1, in the
classes specified  herein     [___]            [___]             [ X ]        _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___


                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Home Loan-Backed Notes, Series 2007-HI1 (the "Notes"), dated March 27, 2007, and related Prospectus dated March 21, 2007 (collectively, the "Prospectus"), of the Home Loan Trust 2007-HI1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3 and Class A-4.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

Nothing to report.


ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS.

      (a) Documents filed as part of this report.

Exhibit 99.1      July 2007 Monthly Statement to Noteholders.

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.3 Servicing Agreement, dated as of March 30, 2007 among Residential Funding Company, LLC, as master servicer, LaSalle Bank National Association, as indenture trustee, and the Home Loan Trust 2007-HI1, as issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 4.4 Amended and Restated Trust Agreement, dated as of March 30, 2007 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13,
            2007).

Exhibit 4.5 Indenture, dated as of March 30, 2007 between Home Loan Trust 2007-HI1, as issuer, and LaSalle Bank National Association, as indenture trustee, and Appendix A thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.1 Home Loan Purchase Agreement, dated as of March 1, 2007 between Residential Funding Mortgage Securities II, Inc. and Residential Funding Company, LLC (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 10.2 Financial Guaranty Insurance Policy, dated March 30, 2007, issued by Financial Guaranty Insurance Company relating to the Home Loan-Backed Notes, Series 2007-HI1, Class A Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on April 13, 2007).

Exhibit 99.1      July 2007 Monthly Statement to Noteholders.

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  July 25, 2007



                              HOME LOAN TRUST 2007-HI1
                                (Issuing entity)

                              By:  Residential Funding Company, LLC, as
Master                                          Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

               EXHIBIT 99.1 - MONTHLY STATEMENT TO NOTEHOLDERS